UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21349

Name of Fund: BlackRock Limited Duration Income Trust (BLW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Limited Duration Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 05/31/2014

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2014 (Unaudited)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value

Auto Components — 0.0%
Lear Corp.		807	$71,056

Construction & Engineering — 0.0%
USI United Subcontractors (a)		6,454	109,718

Diversified Consumer Services — 0.2%
Cengage Thomson Learning (a)		38,155	1,380,753

Diversified Financial Services — 0.4%
Kcad Holdings I Ltd. (a)		384,412,912	2,406,425

Hotels, Restaurants & Leisure — 0.2%
BLB Worldwide Holdings, Inc. (a)		51,947	1,603,864

Paper & Forest Products — 0.2%
NewPage Holdings, Inc.		13,780	1,171,300

Software — 0.3%
HMH Holdings/EduMedia (a)		128,441	2,340,195

Total Common Stocks — 1.3%			9,083,311

Asset-Backed Securities		Par (000)

Asset-Backed Securities — 4.7%
ACAS CLO Ltd. (b)(c):
Series 2007-1A, Class A1S, 0.44%, 4/20/21	USD	746	736,254
Series 2013-1A, Class D, 3.83%, 4/20/25		750	725,625
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.88%, 4/15/24 (b)(c)		1,750	1,694,173
Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3, 0.41%, 5/10/32 (b)(c)		658	638,291
ALM Loan Funding, Series 2013-7RA (b)(c):
Class C, 3.68%, 4/24/24		1,210	1,167,344
Class D, 5.23%, 4/24/24		1,040	993,483
Atrium CDO Corp., Series 9A, Class D, 3.73%, 2/28/24 (b)(c)		1,100	1,059,103
Battalion CLO IV Ltd., Series 2013-4A, Class C, 3.58%, 10/22/25 (b)(c)		500	468,127
Capital One Multi-Asset Execution Trust, Series 4-3C, 6.63%, 4/19/17	GBP	2,650	4,446,910
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class C, 4.23%, 2/14/25 (b)(c)	USD	250	246,432
CarMax Auto Owner Trust, Series 2012-3, Class D, 2.29%, 4/15/19		2,530	2,575,887

Asset-Backed Securities		Par (000)	Value

Asset-Backed Securities (concluded)
Cent CLO, Series 2014-21A, Class C, 3.73%, 7/27/26 (b)(c)(d)	USD	1,000	$940,000
Central Park CLO Ltd., Series 2011-1A, Class D, 3.43%, 7/23/22 (b)(c)		500	492,597
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A2, 0.31%, 10/25/47 (b)		1,444	1,417,908
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (c)		2,661	2,531,607
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.23%, 4/20/23 (b)(c)		1,090	1,081,329
GSAA Trust, Series 2007-3, Class 1A2, 0.32%, 3/25/47 (b)		2,775	1,381,256
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.73%, 4/15/25 (b)(c)		1,000	948,555
Jamestown CLO Ltd., Series 2014-4A, Class C, 3.73%, 7/15/26 (b)(c)(d)		1,165	1,097,849
Madison Park Funding Ltd, Series 2012-10A, Class D, 4.48%, 1/20/25 (b)(c)		700	702,741
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.73%, 10/23/25 (b)(c)		420	403,576
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.58%, 7/17/25 (b)(c)		2,000	1,912,408
OZLM Funding Ltd., Series 2012-2A, Class C, 4.57%, 10/30/23 (b)(c)		500	501,379
Regatta Funding LP, Series 2013-2A, Class C, 4.23%, 1/15/25 (b)(c)		500	491,547
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B, 2.06%, 6/15/17 (c)		115	114,633
World Financial Network Credit Card Master Trust, Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,065,829

			31,834,843

Interest Only Asset-Backed Securities — 0.2%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (c)		8,130	592,001

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	1

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

Interest Only Asset-Backed Securities (concluded)
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (c)	USD	8,771	$594,754

			1,186,755

Total Asset-Backed Securities — 4.9%			33,021,598

Corporate Bonds

Aerospace & Defense — 0.5%
DigitalGlobe, Inc., 5.25%, 2/01/21 (e)		928	911,760
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21		570	622,725
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (c)		339	370,357
Transdigm, Inc. (c)(d):
6.00%, 7/15/22		730	735,475
6.50%, 7/15/24		690	700,350

			3,340,667

Airlines — 2.9%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (c)		651	675,933
American Airlines Pass-Through Trust, Series 2013-2 (c):
Class A, 4.95%, 7/15/24 (e)		3,749	4,043,864
Class B, 5.60%, 1/15/22		736	770,651
Class C, 6.00%, 1/15/17 (e)		2,600	2,717,000
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18 (e)		2,090	2,225,850
Continental Airlines, Inc., 6.75%, 9/15/15 (c)(e)		1,350	1,367,550
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		226	258,527
United Continental Holdings, Inc., 6.00%, 12/01/20 (e)		950	990,375
US Airways Pass-Through Trust, Class C (e):
Series 2011-1, 10.88%, 10/22/14		615	636,363
Series 2012-1, 9.13%, 10/01/15		1,754	1,858,795
Virgin Australia Trust, Series 2013-1 (c):
Class A, 5.00%, 4/23/25		772	821,625
Class B, 6.00%, 4/23/22		1,627	1,704,157

Corporate Bonds		Par (000)	Value

Airlines (concluded)
Virgin Australia Trust, Series 2013-1 (c) (concluded):
Class C, 7.13%, 10/23/18	USD	1,181	$1,219,250

			19,289,940

Auto Components — 1.2%
Affinia Group, Inc., 7.75%, 5/01/21 (e)		1,095	1,168,913
Autodis SA, 6.50%, 2/01/19	EUR	100	141,637
Brighthouse Group PLC, 7.88%, 5/15/18	GBP	100	177,048
Grupo Antolin Dutch BV, 4.75%, 4/01/21	EUR	206	285,541
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19	USD	2,058	2,106,877
Jaguar Land Rover Automotive PLC, 8.25%, 3/15/20	GBP	554	1,045,025
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (c)	USD	445	486,163
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	110	161,192
Schaeffler Holding Finance BV:
2.75%, 5/15/19		405	550,797
6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (c)(e)(f)	USD	1,085	1,146,031
6.88% (6.88% Cash), 8/15/18 (f)	EUR	375	539,935
Titan International, Inc., 6.88%, 10/01/20 (c)	USD	555	573,731

			8,382,890

Auto Parts — 0.0%
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20		260	281,450

Automobiles — 0.9%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8.00%, 6/15/19 (e)		1,087	1,187,548
8.25%, 6/15/21		1,165	1,328,100
Ford Motor Co., 4.25%, 11/15/16 (g)		434	830,296
General Motors Co., 3.50%, 10/02/18 (c)(e)		2,478	2,539,950

			5,885,894

Beverages — 0.0%
Constellation Brands, Inc., 7.25%, 5/15/17		82	94,300

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	2

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Building Products — 1.1%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (c)	USD	385	$398,475
BMBG Bond Finance SCA, 5.33%, 10/15/20 (b)	EUR	200	274,674
Builders FirstSource, Inc., 7.63%, 6/01/21 (c)(e)	USD	890	952,300
Building Materials Corp. of America, 6.75%, 5/01/21 (c)(e)		1,030	1,112,400
Cemex Finance LLC, 6.00%, 4/01/24 (c)		1,045	1,072,431
CPG Merger Sub LLC, 8.00%, 10/01/21 (c)(e)		1,030	1,089,225
Ply Gem Industries, Inc., 6.50%, 2/01/22 (c)		745	730,100
USG Corp., 9.75%, 1/15/18 (e)		1,390	1,666,263

			7,295,868

Capital Markets — 1.0%
American Capital Ltd., 6.50%, 9/15/18 (c)(e)		975	1,043,250
Blackstone CQP Holdco LP, 2.32%, 3/18/19		695	700,477
E*Trade Financial Corp., 0.00%, 8/31/19 (c)(g)(h)		249	491,775
The Goldman Sachs Group, Inc., 3.30%, 5/03/15 (e)		3,285	3,365,703
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (c)(e)		1,064	1,123,968

			6,725,173

Chemicals — 1.4%
Ashland, Inc., 3.88%, 4/15/18 (e)		675	693,562
Chemtura Corp., 5.75%, 7/15/21		200	206,250
Huntsman International LLC:
8.63%, 3/15/21 (e)		655	730,325
5.13%, 4/15/21	EUR	331	467,084
INEOS Group Holdings SA:
6.13%, 8/15/18 (c)	USD	680	703,800
6.50%, 8/15/18	EUR	328	468,351
5.75%, 2/15/19		340	478,881
LSB Industries, Inc., 7.75%, 8/01/19 (c)	USD	301	321,318
Nufarm Australia Ltd., 6.38%, 10/15/19 (c)(e)		320	332,800
Orion Engineered Carbons Bondco GmbH, 9.63%, 6/15/18 (c)(e)		898	967,595
Rockwood Specialties Group, Inc., 4.63%, 10/15/20 (e)		3,175	3,258,344
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding BV:
5.75%, 2/01/21	EUR	200	292,396

Corporate Bonds		Par (000)	Value

Chemicals (concluded)
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding BV (concluded):
7.38%, 5/01/21 (c)	USD	398	$435,810

			9,356,516

Commercial Banks — 0.8%
CIT Group, Inc.:
5.00%, 5/15/17		890	951,188
5.50%, 2/15/19 (c)(e)		1,370	1,479,600
HSBC Holdings PLC, 6.25%, 3/19/18	EUR	1,000	1,600,120
Nordea Bank AB, 4.50%, 3/26/20		1,020	1,591,472

			5,622,380

Commercial Services & Supplies — 1.3%
AA Bond Co., Ltd., 9.50%, 7/31/43	GBP	306	575,749
ACCO Brands Corp., 6.75%, 4/30/20	USD	100	104,625
ADS Waste Holdings, Inc., 8.25%, 10/01/20		292	316,090
ARAMARK Corp., 5.75%, 3/15/20 (e)		712	757,390
Aviation Capital Group Corp., 4.63%, 1/31/18 (c)(e)		1,000	1,050,509
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK) 12/01/18 (f)	EUR	100	143,131
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (c)(e)	USD	617	654,020
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18		306	311,355
Covanta Holding Corp., 6.38%, 10/01/22		100	107,625
Mobile Mini, Inc., 7.88%, 12/01/20		915	1,011,075
United Rentals North America, Inc.:
5.75%, 7/15/18 (e)		494	527,345
7.63%, 4/15/22		1,518	1,721,032
5.75%, 11/15/24		1,039	1,075,365
West Corp., 8.63%, 10/01/18		165	174,900

			8,530,211

Communications Equipment — 2.0%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (g)		6,670	6,736,700
Alcatel-Lucent USA, Inc. (c):
4.63%, 7/01/17 (e)		800	822,000
6.75%, 11/15/20		1,560	1,657,500
Avaya, Inc., 7.00%, 4/01/19 (c)		437	432,630

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	3

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Communications Equipment (concluded)
CommScope, Inc. (c):
5.00%, 6/15/21	USD	215	$216,075
5.50%, 6/15/24		221	222,105
Zayo Group LLC/Zayo Capital, Inc. (e):
8.13%, 1/01/20		1,800	1,966,500
10.13%, 7/01/20		1,460	1,686,300

			13,739,810

Construction & Engineering — 0.1%
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (c)		165	176,550
Officine MaccaFerri SpA, 5.75%, 6/01/21 (d)	EUR	150	208,501
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (c)	USD	258	273,480
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		320	320,800

			979,331

Construction Materials — 1.3%
HD Supply, Inc. (e):
8.13%, 4/15/19		4,285	4,724,212
11.00%, 4/15/20		770	910,525
7.50%, 7/15/20		2,696	2,925,160

			8,559,897

Consumer Finance — 0.7%
Ford Motor Credit Co. LLC (e):
3.88%, 1/15/15		2,475	2,525,198
7.00%, 4/15/15		400	422,112
Hyundai Capital America, 3.75%, 4/06/16 (c)(e)		1,285	1,347,817
IVS F. SpA, 7.13%, 4/01/20	EUR	235	340,394
Springleaf Finance Corp.:
7.75%, 10/01/21	USD	52	58,110
8.25%, 10/01/23		94	106,220

			4,799,851

Containers & Packaging — 0.4%
Berry Plastics Corp., 9.75%, 1/15/21		290	334,225
Beverage Packaging Holdings Luxembourg II SA, 6.00%, 6/15/17 (c)(e)		1,560	1,591,200
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21 (e)		144	154,800
SGD Group SAS, 5.63%, 5/15/19	EUR	100	139,739

Corporate Bonds		Par (000)	Value

Containers & Packaging (concluded)
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 5/01/22 (c)	USD	267	$269,670

			2,489,634

Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17 (e)		874	928,625

Diversified Consumer Services — 0.3%
APX Group, Inc.:
6.38%, 12/01/19		76	77,900
8.75%, 12/01/20		357	364,140
Garda World Security Corp., 7.25%, 11/15/21 (c)		275	289,094
Laureate Education, Inc., 9.25%, 9/01/19 (c)		1,020	1,071,000

			1,802,134

Diversified Financial Services — 2.4%
Aircastle Ltd., 6.25%, 12/01/19 (e)		367	397,278
Ally Financial, Inc. (e):
8.30%, 2/12/15		2,460	2,576,850
8.00%, 11/01/31		3,146	3,924,382
CE Energy AS, 7.00%, 2/01/21	EUR	150	214,185
Co-Operative Group Holdings, 5.63%, 7/08/20 (i)	GBP	190	335,994
DPL, Inc., 6.50%, 10/15/16	USD	70	75,600
Jefferies Finance LLC/JFIN Co-Issuer Corp. (c):
7.38%, 4/01/20 (e)		585	614,250
6.88%, 4/15/22		456	459,420
Leucadia National Corp., 8.13%, 9/15/15 (e)		1,870	2,027,080
Macquarie Bank Ltd./London, 10.25%, 6/20/57 (b)		1,450	1,647,925
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19 (e)		1,294	1,358,700
9.00%, 4/15/19		180	190,800
9.88%, 8/15/19		535	589,169
5.75%, 10/15/20 (e)		800	832,000
6.88%, 2/15/21 (e)		820	883,550

			16,127,183

Diversified Telecommunication Services — 3.7%
CenturyLink, Inc., Series V, 5.63%, 4/01/20 (e)		906	958,095
Level 3 Communications, Inc., 8.88%, 6/01/19 (e)		735	804,825
Level 3 Financing, Inc.:
3.82%, 1/15/18 (b)(c)		411	417,165
8.13%, 7/01/19 (e)		3,083	3,368,177

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	4

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc. (concluded):
7.00%, 6/01/20	USD	495	$535,837
6.13%, 1/15/21 (c)(e)		1,682	1,778,715
Telecom Italia SpA:
6.13%, 11/15/16 (g)	EUR	300	506,069
6.38%, 6/24/19	GBP	200	365,561
4.88%, 9/25/20	EUR	220	324,127
4.50%, 1/25/21		270	389,754
5.88%, 5/19/23	GBP	450	787,919
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	271	398,516
6.75%, 8/15/24		397	596,641
Verizon Communications, Inc., 3.65%, 9/14/18 (e)	USD	13,000	13,931,684
Windstream Corp., 7.75%, 10/15/20		46	49,910

			25,212,995

Electric Utilities — 0.3%
ContourGlobal Power Holdings SA, 7.13%, 6/01/19 (c)		728	737,100
Homer City Generation LP (f):
8.14% (8.14% Cash or 8.64% PIK), 10/01/19		345	367,425
8.73% (8.73% Cash or 9.23% PIK), 10/01/26		599	640,181
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		538	586,304

			2,331,010

Electrical Equipment — 0.1%
Belden, Inc., 5.50%, 4/15/23	EUR	140	198,475
Techem Energy Metering Service GmbH & Co., 7.88%, 10/01/20		106	161,833

			360,308

Energy Equipment & Services — 0.9%
Calfrac Holdings LP, 7.50%, 12/01/20 (c)	USD	503	536,953
CGG SA, 7.75%, 5/15/17 (e)		330	333,300
Gulfmark Offshore, Inc., 6.38%, 3/15/22		185	192,400
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20 (e)		375	390,000
MEG Energy Corp. (c)(e):
6.50%, 3/15/21		358	379,033
7.00%, 3/31/24		864	933,120
Peabody Energy Corp. (e):
6.00%, 11/15/18		1,004	1,046,670
6.25%, 11/15/21		991	991,000

Corporate Bonds		Par (000)	Value

Energy Equipment & Services (concluded)
Precision Drilling Corp., 5.25%, 11/15/24 (c)	USD	522	$527,220
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (c)(e)		535	555,062
Transocean, Inc., 6.00%, 3/15/18 (e)		230	259,413

			6,144,171

Food & Staples Retailing — 0.7%
Brakes Capital, 7.13%, 12/15/18	GBP	1,655	2,812,253
Premier Foods Finance PLC:
5.52%, 3/15/20 (b)		115	193,823
6.50%, 3/15/21		100	173,084
R&R Ice Cream PLC:
5.50%, 5/15/20		105	173,361
9.25% (9.25% Cash), 5/15/18 (f)	EUR	314	436,590
Rite Aid Corp., 9.25%, 3/15/20	USD	1,095	1,248,300

			5,037,411

Food Products — 0.3%
Findus Bondco SA:
9.13%, 7/01/18	EUR	187	277,214
9.50%, 7/01/18	GBP	100	182,295
Post Holdings, Inc., 6.75%, 12/01/21 (c)	USD	252	267,120
Smithfield Foods, Inc.:
5.88%, 8/01/21 (c)		193	205,062
6.63%, 8/15/22		783	858,364
Univeg Holding BV, 7.88%, 11/15/20	EUR	135	187,709

			1,977,764

Gas Utilities — 0.2%
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 7.88%, 10/15/18 (e)	USD	1,515	1,605,900

Health Care Equipment & Supplies — 0.8%
3AB Optique Developpement SAS, 5.63%, 4/15/19	EUR	170	225,363
Biomet, Inc., 6.50%, 10/01/20 (e)	USD	418	449,350
CareFusion Corp., 5.13%, 8/01/14 (e)		3,000	3,021,675
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18 (e)		413	443,975
IDH Finance PLC, 6.00%, 12/01/18	GBP	113	196,987
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19	USD	328	376,380

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	5

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Health Care Equipment & Supplies (concluded)
Teleflex, Inc., 6.88%, 6/01/19 (e)	USD	675	$719,718

			5,433,448

Health Care Providers & Services — 1.8%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75%, 2/15/19 (e)		995	1,062,162
6.00%, 10/15/21		232	244,760
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18 (e)		490	515,113
6.88%, 2/01/22 (c)		1,604	1,688,210
Crown Newco 3 PLC, 7.00%, 2/15/18	GBP	335	592,130
HCA Holdings, Inc., 7.75%, 5/15/21	USD	285	313,856
HCA, Inc.:
3.75%, 3/15/19 (e)		1,121	1,140,617
6.50%, 2/15/20		160	181,800
5.88%, 3/15/22		82	89,278
4.75%, 5/01/23		108	108,000
Hologic, Inc., 6.25%, 8/01/20 (e)		1,289	1,369,562
Kindred Healthcare, Inc., 6.38%, 4/15/22 (c)		186	189,023
Tenet Healthcare Corp.:
6.25%, 11/01/18		614	676,935
5.00%, 3/01/19 (c)		350	357,000
4.75%, 6/01/20		520	526,500
8.00%, 8/01/20		775	844,750
6.00%, 10/01/20		461	495,575
8.13%, 4/01/22 (e)		898	1,021,475
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	355	618,853

			12,035,599

Hotels, Restaurants & Leisure — 4.8%
Caesars Entertainment Operating Co., Inc.:
8.50%, 2/15/20	USD	455	361,725
9.00%, 2/15/20		3,704	2,953,940
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	540	769,226
Enterprise Funding Ltd., Series ETI, 3.50%, 9/10/20 (g)	GBP	100	176,923
Enterprise Inns PLC, 6.50%, 12/06/18		926	1,677,730
Gamenet SpA, 7.25%, 8/01/18	EUR	100	140,404
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18 (c)	USD	357	370,388
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 3/15/19 (c)		485	497,125

Corporate Bonds		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Intralot Finance Luxembourg SA, 9.75%, 8/15/18	EUR	480	$745,916
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19	USD	70	74,550
5.88%, 3/15/21		294	298,410
MCE Finance Ltd., 5.00%, 2/15/21 (c)(e)		941	938,647
PNK Finance Corp., 6.38%, 8/01/21 (c)		268	282,070
Six Flags Entertainment Corp., 5.25%, 1/15/21 (c)(e)		576	587,520
Snai SpA, 7.63%, 6/15/18	EUR	205	300,823
Spirit Issuer PLC (b):
Series A1, 1.07%, 12/28/28	GBP	603	863,616
Series A2, 3.22%, 12/28/31		1,800	2,836,128
Series A5, 5.47%, 12/28/34		4,500	7,278,893
Series A6, 2.32%, 12/28/36		2,670	4,285,244
Station Casinos LLC, 7.50%, 3/01/21 (e)	USD	2,245	2,435,825
Travelport LLC/Travelport Holdings, Inc., 11.88%, 9/01/16 (c)		78	77,628
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(j)		375	—
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	1,326	2,346,137
Series A4, 5.66%, 6/30/27		801	1,360,024
Vougeot Bidco PLC, 7.88%, 7/15/20		218	396,928
Wynn Macau Ltd., 5.25%, 10/15/21 (c)(e)	USD	428	439,770

			32,495,590

Household Durables — 1.4%
Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18	EUR	530	780,267
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (c)	USD	510	513,825
Beazer Homes USA, Inc.:
6.63%, 4/15/18		910	973,700
5.75%, 6/15/19 (c)		523	520,385
Berkline/Benchcraft LLC, 1.00%, 11/03/14 (a)(j)		200	—
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (c)(e)		925	975,875
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (c)		259	267,417
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (c)(e)		2,130	2,300,400
KB Home, 7.25%, 6/15/18 (e)		880	985,600

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	6

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Household Durables (concluded)
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	248	$383,206
Standard Pacific Corp., 8.38%, 1/15/21 (e)	USD	1,000	1,190,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (c)		597	602,970

			9,493,645

Household Products — 0.2%
Ontex IV SA, 9.00%, 4/15/19	EUR	353	524,499
Spectrum Brands, Inc.:
6.38%, 11/15/20	USD	250	270,938
6.63%, 11/15/22		285	312,075

			1,107,512

Independent Power Producers & Energy Traders — 1.2%
The AES Corp., 7.75%, 10/15/15 (e)		972	1,049,760
Baytex Energy Corp. (c)(d):
5.13%, 6/01/21		170	172,125
5.63%, 6/01/24		141	141,881
Calpine Corp. (c):
7.50%, 2/15/21		147	159,862
6.00%, 1/15/22		143	153,368
5.88%, 1/15/24		438	458,805
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.75%, 3/01/22 (a)(c)(j)		3,408	4,064,040
NRG Energy, Inc.:
7.63%, 1/15/18 (e)		913	1,041,961
6.25%, 5/01/24 (c)		536	554,760
NRG REMA LLC:
Series B, 9.24%, 7/02/17		85	88,346
Series C, 9.68%, 7/02/26 (e)		415	452,350

			8,337,258

Insurance — 1.5%
Allied World Assurance Co., Ltd., 7.50%, 8/01/16 (e)		3,000	3,392,598
CNO Financial Group, Inc., 6.38%, 10/01/20 (c)(e)		304	329,840
Forethought Financial Group, Inc., 8.63%, 4/15/21 (c)(e)		750	858,115
Galaxy Bidco Ltd., 6.38%, 11/15/20	GBP	100	170,560
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (c)	USD	255	273,488
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (c)		595	642,600
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	400	650,453

Corporate Bonds		Par (000)	Value

Insurance (concluded)
Prudential Holdings LLC, 8.70%, 12/18/23 (c)(e)	USD	2,871	$3,649,620
TMF Group Holding BV, 9.88%, 12/01/19	EUR	310	466,503

			10,433,777

Internet Software & Services — 0.3%
Cerved Group SpA:
6.38%, 1/15/20		100	147,902
8.00%, 1/15/21		100	151,310
IAC/InterActiveCorp, 4.88%, 11/30/18	USD	695	728,012
Interactive Data Corp., 5.88%, 4/15/19 (c)		741	746,557

			1,773,781

IT Services — 2.1%
Ceridian Corp., 8.88%, 7/15/19 (c)(e)		1,395	1,572,862
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (c)(e)		1,004	1,157,110
Ceridian LLC/Comdata, Inc., 8.13%, 11/15/17 (c)(d)		655	661,550
Epicor Software Corp., 8.63%, 5/01/19 (e)		1,260	1,368,675
First Data Corp.:
7.38%, 6/15/19 (c)		1,775	1,903,687
6.75%, 11/01/20 (c)(e)		1,250	1,342,188
11.75%, 8/15/21		582	646,020
SunGard Data Systems, Inc., 6.63%, 11/01/19 (e)		1,040	1,099,800
The Western Union Co., 2.88%, 12/10/17 (e)		4,000	4,129,616
WEX, Inc., 4.75%, 2/01/23 (c)(e)		550	532,813

			14,414,321

Machinery — 0.1%
Amsted Industries, Inc., 5.00%, 3/15/22 (c)		298	298,745
Galapagos Holding SA, 7.00%, 6/15/22	EUR	100	137,855
Galapagos SA, 5.38%, 6/15/21		100	137,678
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19	USD	167	178,064

			752,342

Media — 4.9%
Adria Bidco BV, 7.88%, 11/15/20	EUR	140	206,108
Altice Financing SA, 6.50%, 1/15/22 (c)	USD	850	896,750
Altice SA:
7.25%, 5/15/22	EUR	400	573,532

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	7

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Media (continued)
Altice SA (concluded):
7.75%, 5/15/22 (c)	USD	1,050	$1,103,812
AMC Networks, Inc., 7.75%, 7/15/21 (e)		865	966,637
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. (c):
5.25%, 2/15/22		105	107,625
5.63%, 2/15/24		85	87,338
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)(j)		509	—
Clear Channel Communications, Inc.:
9.00%, 12/15/19		345	367,425
9.00%, 3/01/21		966	1,031,205
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		677	727,775
6.50%, 11/15/22 (e)		965	1,026,519
6.50%, 11/15/22		213	227,910
Columbus International, Inc., 7.38%, 3/30/21 (c)		1,375	1,455,781
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.13%, 2/15/16 (e)		3,000	3,120,537
DISH DBS Corp. (e):
7.13%, 2/01/16		200	218,000
4.25%, 4/01/18		1,330	1,389,850
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (c)		305	329,400
Gannett Co., Inc. (c):
5.13%, 10/15/19		197	205,373
5.13%, 7/15/20		218	225,630
6.38%, 10/15/23		304	324,520
Gray Television, Inc., 7.50%, 10/01/20 (e)		428	459,030
Inmarsat Finance PLC, 4.88%, 5/15/22 (c)(d)		825	833,250
Intelsat Jackson Holdings SA:
7.25%, 10/15/20 (e)		1,660	1,792,800
5.50%, 8/01/23 (c)		515	512,425
Intelsat Luxembourg SA, 6.75%, 6/01/18		800	849,000
Lamar Media Corp., 5.38%, 1/15/24 (c)		240	249,000
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (c)		185	202,113
The McClatchy Co., 9.00%, 12/15/22		330	377,437
MDC Partners, Inc., 6.75%, 4/01/20 (c)		733	775,147

Corporate Bonds		Par (000)	Value

Media (concluded)
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (c)	USD	245	$253,575
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (c)		345	358,800
Numericable Group SA:
4.88%, 5/15/19 (c)		1,770	1,805,400
5.38%, 5/15/22	EUR	110	158,194
6.00%, 5/15/22 (c)	USD	1,530	1,587,375
5.63%, 5/15/24	EUR	260	374,550
6.25%, 5/15/24 (c)	USD	510	533,587
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (c)		580	619,150
Sirius XM Holdings, Inc., 5.75%, 8/01/21 (c)(e)		424	446,260
Sterling Entertainment Corp., 10.00%, 12/15/19		1,175	1,198,500
Townsquare Radio LLC/Townsquare Radio, Inc., 9.00%, 4/01/19 (c)		789	873,817
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 7.50%, 3/15/19		1,440	1,544,400
Virgin Media Secured Finance PLC, 6.00%, 4/15/21	GBP	1,274	2,223,566
VTR Finance BV, 6.88%, 1/15/24 (c)	USD	512	542,722
Ziggo Bond Co. BV, 8.00%, 5/15/18 (c)	EUR	113	168,669

			33,330,494

Metals & Mining — 1.6%
ArcelorMittal (e):
4.25%, 8/05/15	USD	738	757,373
6.13%, 6/01/18		612	670,905
Constellium NV:
4.63%, 5/15/21	EUR	195	272,792
5.75%, 5/15/24 (c)	USD	358	369,188
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	495	700,063
Global Brass & Copper, Inc., 9.50%, 6/01/19 (e)	USD	695	794,037
Kaiser Aluminum Corp., 8.25%, 6/01/20 (e)		510	576,300
Novelis, Inc., 8.75%, 12/15/20 (e)		2,375	2,639,219
Perstorp Holding AB, 8.75%, 5/15/17 (c)		290	311,750
Steel Dynamics, Inc., 6.38%, 8/15/22		555	604,256
ThyssenKrupp AG, 3.13%, 10/25/19	EUR	400	560,541

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	8

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Metals & Mining (concluded)
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (c)(e)	USD	2,156	$2,296,140

			10,552,564

Multiline Retail — 0.1%
The Neiman Marcus Group Ltd., 8.00%, 10/15/21 (c)(e)		856	941,600

Oil, Gas & Consumable Fuels — 4.3%
Access Midstream Partners LP/ACMP Finance Corp.:
4.88%, 5/15/23		455	475,475
4.88%, 3/15/24		209	218,928
Antero Resources Finance Corp., 5.38%, 11/01/21 (e)		774	805,927
Athlon Holdings LP/Athlon Finance Corp. (c):
7.38%, 4/15/21		254	275,590
6.00%, 5/01/22		265	270,963
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		95	101,413
Chaparral Energy, Inc., 7.63%, 11/15/22		305	324,825
Cimarex Energy Co., 4.38%, 6/01/24 (d)		206	209,605
Concho Resources, Inc., 5.50%, 4/01/23		1,365	1,460,550
CONSOL Energy, Inc.:
8.25%, 4/01/20		1,890	2,055,375
5.88%, 4/15/22 (c)		1,388	1,440,050
El Paso LLC, 7.80%, 8/01/31		116	125,570
Energy Transfer Equity LP, 5.88%, 1/15/24 (c)		875	905,625
Energy XXI Gulf Coast, Inc., 6.88%, 3/15/24 (c)		278	280,085
EnQuest PLC, 7.00%, 4/15/22 (c)		428	442,980
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19 (e)		630	674,100
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (c)(e)		1,285	1,408,785
Kinder Morgan, Inc., 5.63%, 11/15/23 (c)		457	460,854
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (e)		875	971,250
Laredo Petroleum, Inc., 7.38%, 5/01/22		515	570,363
Lightstream Resources Ltd., 8.63%, 2/01/20 (c)		379	394,160
Linn Energy LLC/Linn Energy Finance Corp.:
8.63%, 4/15/20 (e)		903	978,626
7.75%, 2/01/21		215	231,931

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21	USD	344	$356,040
Oasis Petroleum, Inc.:
7.25%, 2/01/19		380	404,700
6.50%, 11/01/21		410	438,700
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		202	221,190
Petrobras Global Finance BV, 3.00%, 1/15/19 (e)		768	751,104
Range Resources Corp.:
6.75%, 8/01/20 (e)		815	882,237
5.75%, 6/01/21		161	174,283
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (c)		143	155,155
Rosetta Resources, Inc., 5.63%, 5/01/21		379	389,423
Sabine Pass Liquefaction LLC (e):
5.63%, 4/15/23		754	774,735
5.75%, 5/15/24 (c)		1,411	1,449,802
Sabine Pass LNG LP, 7.50%, 11/30/16 (e)		3,110	3,444,325
SandRidge Energy, Inc.:
8.75%, 1/15/20		94	101,520
7.50%, 3/15/21		225	239,625
7.50%, 2/15/23 (e)		921	980,865
SM Energy Co., 6.63%, 2/15/19		60	63,675
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		636	690,060
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (e)		176	183,920
Ultra Petroleum Corp., 5.75%, 12/15/18 (c)		425	448,375
Whiting Petroleum Corp., 5.00%, 3/15/19 (e)		1,426	1,502,647

			28,735,411

Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (c)(e)		728	766,220
NewPage Corp., 11.38%, 12/31/14 (a)(j)		3,177	—
Sappi Papier Holding GmbH, 8.38%, 6/15/19 (c)(e)		305	337,025

			1,103,245

Pharmaceuticals — 1.2%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (c)(f)		156	160,290

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	9

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Pharmaceuticals (concluded)
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (c)	USD	121	$131,890
Forest Laboratories, Inc. (c):
4.38%, 2/01/19		585	633,262
4.88%, 2/15/21		207	225,889
5.00%, 12/15/21		550	602,250
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (c)		759	785,565
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (c)		140	150,150
Valeant Pharmaceuticals International, Inc. (c):
6.75%, 8/15/18 (e)		2,214	2,391,120
6.88%, 12/01/18 (e)		1,210	1,273,525
6.38%, 10/15/20 (e)		613	655,910
7.50%, 7/15/21		335	371,850
5.63%, 12/01/21		520	539,500

			7,921,201

Professional Services — 0.1%
Truven Health Analytics, Inc., 10.63%, 6/01/20 (e)		540	599,400

Real Estate Investment Trusts (REITs) — 0.6%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (c)(e)		634	681,550
Felcor Lodging LP, 6.75%, 6/01/19 (e)		820	873,300
iStar Financial, Inc., 4.88%, 7/01/18		449	459,102
Rayonier AM Products, Inc., 5.50%, 6/01/24 (c)		349	353,363
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21 (e)		1,300	1,435,698

			3,803,013

Real Estate Management & Development — 0.9%
Realogy Corp. (c):
7.63%, 1/15/20 (e)		1,279	1,422,887
9.00%, 1/15/20		301	343,893
Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, 4/15/19 (c)		759	760,897
The Realogy Group LLC/Sunshine Group Florida Ltd., 3.38%, 5/01/16 (c)(e)		558	567,068
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (c)		220	229,900
RPG Byty Sro, 6.75%, 5/01/20	EUR	220	313,388

Corporate Bonds		Par (000)	Value

Real Estate Management & Development (concluded)
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19 (e)	USD	2,110	$2,305,175

			5,943,208

Road & Rail — 1.1%
Asciano Finance, Ltd., 3.13%, 9/23/15 (c)(e)		3,400	3,462,642
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (c)		1,170	1,218,262
The Hertz Corp.:
7.50%, 10/15/18		540	570,375
6.75%, 4/15/19		405	432,844
5.88%, 10/15/20		435	460,013
7.38%, 1/15/21 (e)		675	740,812
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (c)		319	325,380

			7,210,328

Semiconductors & Semiconductor Equipment — 0.2%
NXP BV/NXP Funding LLC (c)(e):
3.75%, 6/01/18		950	954,750
5.75%, 2/15/21		560	598,500

			1,553,250

Software — 0.7%
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13% Cash or 7.88% PIK), 5/01/21 (c)(f)		744	758,880
Infor US, Inc., 9.38%, 4/01/19 (e)		2,000	2,237,500
Nuance Communications, Inc., 5.38%, 8/15/20 (c)(e)		1,715	1,745,012

			4,741,392

Specialty Retail — 0.5%
Guitar Center, Inc., 9.63%, 4/15/20 (c)(e)		300	271,500
Magnolia BC SA, 9.00%, 8/01/20	EUR	274	390,348
Michaels Stores, Inc., 7.75%, 11/01/18	USD	317	335,228
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00% (8.00% Cash or 8.75% PIK), 6/15/18 (c)(f)		218	222,905
New Look Bondco I PLC, 8.75%, 5/14/18	GBP	100	180,610
Party City Holdings, Inc., 8.88%, 8/01/20	USD	374	415,140
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75% (8.75% Cash or 9.50% PIK), 8/15/19 (c)(f)		252	259,560

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	10

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Specialty Retail (concluded)
QVC, Inc., 7.50%, 10/01/19 (c)(e)	USD	410	$432,837
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/23 (e)		508	520,700

			3,028,828

Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22		380	420,850
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (c)		645	651,450
The William Carter Co., 5.25%, 8/15/21 (c)		346	360,705

			1,433,005

Trading Companies & Distributors — 0.2%
Ashtead Capital, Inc., 6.50%, 7/15/22 (c)(e)		1,054	1,148,860

Transportation Infrastructure — 1.7%
Aguila 3 SA, 7.88%, 1/31/18 (c)		848	899,406
Federal Express Corp. 2012 Pass-Through Trust, 2.63%, 1/15/18 (c)(e)		917	933,446
Penske Truck Leasing Co. LP/PTL Finance Corp. (c)(e):
3.13%, 5/11/15		3,372	3,450,776
3.38%, 3/15/18		6,155	6,450,711

			11,734,339

Wireless Telecommunication Services — 2.0%
Digicel Ltd., 6.00%, 4/15/21 (c)(e)		2,073	2,114,460
The Geo Group, Inc., 5.88%, 1/15/22		340	351,900
Phones4u Finance PLC, 9.50%, 4/01/18	GBP	207	362,153
Sprint Communications, Inc. (c)(e):
9.00%, 11/15/18	USD	2,020	2,454,300
7.00%, 3/01/20		1,361	1,568,552
Sprint Corp. (c):
7.88%, 9/15/23 (e)		2,325	2,627,250
7.13%, 6/15/24		405	436,388
T-Mobile USA, Inc.:
6.63%, 4/28/21 (e)		1,380	1,486,950
6.13%, 1/15/22		75	79,500
6.73%, 4/28/22 (e)		1,455	1,571,400
6.50%, 1/15/24		535	568,438

			13,621,291

Total Corporate Bonds — 59.3%			400,580,015

Floating Rate Loan Interests (b)		Par (000)	Value

Aerospace & Defense — 0.8%
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20	USD	1,287	$1,288,609
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		1,375	1,355,241
Transdigm, Inc.:
Term Loan C, 3.75%, 2/28/20		652	647,442
Term Loan D, 3.75%, 5/31/21		300	298,017
TransUnion LLC, Term Loan, 4.00%, 3/17/21		1,580	1,574,407

			5,163,716

Air Freight & Logistics — 0.4%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		678	663,441
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		715	699,629
Ceva Logisitics U.S. Holdings, Inc., Term Loan, 6.50%, 3/19/21		986	965,006
Ceva Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		123	120,626

			2,448,702

Airlines — 0.2%
Northwest Airlines, Inc., Term Loan:
2.18%, 3/10/17		451	436,665
1.56%, 9/10/18		621	588,911
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		658	656,566

			1,682,142

Auto Components — 1.2%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		801	803,287
Autoparts Holdings Ltd.:
1st Lien Term Loan, 6.50%, 7/28/17		963	962,696
2nd Lien Term Loan, 10.50%, 1/29/18		1,500	1,425,000
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		858	859,995
The Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19		2,985	2,995,448
Transtar Holding Co., 1st Lien Term Loan, 5.75%, 10/09/18		1,248	1,243,748

			8,290,174

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	11

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Automobiles — 0.1%
Chrysler Group LLC:
2018 Term Loan B, 3.25%, 12/31/18	USD	345	$342,844
Term Loan B, 3.50%, 5/24/17		650	650,000

			992,844

Beverages — 0.0%
Le-Nature's, Inc., Tranche B Term Loan, 3/01/2011 (a)(j)		1,000	—

Building Products — 0.9%
Continental Building Products LLC, 1st Lien Term Loan, 4.25%, 8/28/20		910	909,860
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,643	1,642,591
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		945	935,550
Interline Brands, Inc., 2021 Term Loan, 4.00%, 3/17/21		285	283,219
Momentive Performance Materials, Inc., DIP Term Loan B, 4.00%, 4/30/15		375	375,311
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		125	123,594
United Subcontractors, Inc., Term Loan, 4.24%, 6/30/15		172	162,963
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		768	759,918
Term Loan B, 4.00%, 10/31/19		810	801,151

			5,994,157

Capital Markets — 0.3%
Affinion Group, Inc.:
2nd Lien Term Loan, 8.50%, 10/12/18		633	634,746
Term Loan B, 6.75%, 4/30/18		525	526,259
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		581	580,674

			1,741,679

Chemicals — 1.9%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		320	320,458
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		166	166,270
Axalta Coating Systems US Holdings, Inc., Term Loan, 4.00%, 2/01/20		2,094	2,092,039

Floating Rate Loan Interests (b)		Par (000)	Value

Chemicals (concluded)
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/28/20	USD	45	$45,403
Chromaflo Technologies Corp.:
1st Lien Term Loan, 4.50%, 12/02/19		658	657,527
2nd Lien Term Loan, 8.25%, 5/30/20		560	562,800
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		771	772,896
INEOS US Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18		663	658,844
MacDermid, Inc., 1st Lien Term Loan, 4.00%, 6/07/20		665	664,310
Minerals Technology, Inc., Term Loan B, 4.00%, 5/09/21		1,825	1,829,563
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		1,261	1,257,318
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		705	711,465
Term Loan B2, 4.25%, 1/15/20		677	676,600
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		778	781,400
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		660	656,712
Tronox Pigments (Netherlands) BV, Term Loan, 4.00%, 3/19/20		934	934,272

			12,787,877

Commercial Banks — 0.1%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		419	420,521
2nd Lien Term Loan, 8.25%, 6/03/21		354	362,965

			783,486

Commercial Services & Supplies — 2.2%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		1,471	1,461,964
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18		1,219	1,218,723
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		1,570	1,573,605
Catalent Pharma Solutions, Inc.:
Term Loan, 6.50%, 12/29/17		370	372,775
Term Loan B, 4.50%, 9/15/21		1,250	1,254,688

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	12

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Commercial Services & Supplies (concluded)
Connolly LLC:
1st Lien Term Loan, 5.00%, 1/29/21	USD	1,175	$1,184,553
2nd Lien Term Loan, 8.00%, 4/23/22		1,000	1,008,750
Koosharem LLC, Exit Term Loan, 8.75%, 4/29/20		1,875	1,889,062
Livingston International, Inc.:
1st Lien Term Loan, 5.00%, 4/16/19		774	774,150
2nd Lien Term Loan, 9.00%, 4/20/20		352	354,060
Protection One, Inc., Term Loan, 4.25%, 3/21/19		570	569,559
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		1,782	1,779,276
US Ecology, Inc., Term Loan, 3.75%, 5/15/21		375	376,875
West Corp., Term Loan B10, 3.25%, 6/30/18		982	970,737

			14,788,777

Communications Equipment — 1.5%
Alcatel-Lucent USA, Inc., Term Loan C, 4.50%, 1/30/19		4,246	4,252,113
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		329	329,794
2nd Lien Term Loan, 7.50%, 1/23/22		265	269,372
Avaya, Inc., Extended Term Loan B3, 4.73%, 10/26/17		763	737,188
CommScope, Inc., Term Loan B3, 2.65% - 2.73%, 1/21/17		435	436,131
Telesat Canada, Term Loan A, 4.37%, 3/24/17	CAD	1,697	1,557,584
Zayo Group LLC, Term Loan B, 4.00%, 7/02/19	USD	2,759	2,753,208

			10,335,390

Construction & Engineering — 0.4%
Centaur Acquisition LLC:
1st Lien Term Loan, 5.25%, 2/20/19		1,230	1,230,359
2nd Lien Term Loan, 8.75%, 2/15/20		710	717,100
USIC Holdings, Inc., 1st Lien Term Loan, 4.00%, 7/10/20		471	466,134

			2,413,593

Floating Rate Loan Interests (b)		Par (000)	Value

Construction Materials — 0.5%
Filtration Group Corp.:
1st Lien Term Loan, 4.50%, 11/21/20	USD	504	$506,674
2nd Lien Term Loan, 8.25%, 11/21/21		605	615,587
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		1,873	1,871,828
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		378	379,677

			3,373,766

Containers & Packaging — 0.3%
Ardagh Holdings USA, Inc.:
Incremental Term Loan, 4.00%, 12/17/19		385	384,357
Term Loan B, 4.25%, 12/17/19		489	489,235
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21		998	993,244

			1,866,836

Distributors — 0.4%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		2,094	2,085,867
American Tire Distributors Holdings, Inc., Term Loan B, 5.75%, 6/01/18		200	200,500
VWR Funding, Inc., Term Loan, 3.40%, 4/03/17		454	454,233

			2,740,600

Diversified Consumer Services — 0.6%
Allied Security Holdings LLC, 1st Lien Term Loan, 4.25%, 2/12/21		517	514,952
Garda World Security Corp.:
Delayed Draw Term Loan, 4.00%, 11/06/20		76	75,801
Term Loan B, 4.00%, 11/06/20		298	296,313
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		627	615,880
ServiceMaster Co., Term Loan, 4.25%, 1/31/17		1,035	1,035,075
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		1,661	1,311,419

			3,849,440

Diversified Financial Services — 0.8%
AssuredPartners Capital, Inc.:
1st Lien Term Loan, 4.50%, 3/31/21		625	624,738

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	13

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Diversified Financial Services (concluded)
AssuredPartners Capital, Inc. (concluded):
2nd Lien Term Loan, 7.75%, 4/04/22	USD	425	$424,469
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.00%, 12/01/18		1,513	1,513,709
RPI Finance Trust, Term Loan B3, 3.25%, 11/09/18		448	448,442
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,122	1,126,396
WMG Acquisition Corp., Term Loan, 3.75%, 7/01/20		1,246	1,224,228

			5,361,982

Diversified Telecommunication Services — 1.6%
Consolidated Communications, Inc., Term Loan B, 4.25%, 12/23/20		2,232	2,241,802
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		1,729	1,734,384
Integra Telecom, Inc.:
2nd Lien Term Loan, 9.75%, 2/22/20		1,270	1,292,682
Term Loan B, 5.25%, 2/22/19		1,163	1,166,786
Level 3 Financing, Inc., 2019 Term Loan B, 4.00%, 1/15/20		3,365	3,370,048
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		990	991,925

			10,797,627

Electric Utilities — 0.3%
American Energy - Utica LLC, Incremental Term Loan, 11.00%, 9/30/18		965	1,018,075
Sandy Creek Energy Associates LP, Term Loan B, 5.00%, 11/06/20		853	856,649

			1,874,724

Electrical Equipment — 1.0%
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 5/05/16		426	427,051
Extended Term Loan, 4.74%, 10/10/17		7,640	6,110,930

			6,537,981

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC, Term Loan, 3.25%, 4/29/20		842	829,931

Floating Rate Loan Interests (b)		Par (000)	Value

Energy Equipment & Services — 0.3%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20	USD	1,102	$1,102,656
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		645	646,484

			1,749,140

Food & Staples Retailing — 0.2%
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		240	244,749
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		903	902,353

			1,147,102

Food Products — 1.5%
AdvancePierre Foods, Inc., Term Loan, 5.75%, 7/10/17		705	703,601
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		652	650,910
Del Monte Foods, Inc., 1st Lien Term Loan, 4.25%, 2/18/21		643	641,914
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18		1,506	1,504,342
Dole Food Co., Inc., Term Loan B, 4.50% - 5.75%, 11/01/18		1,062	1,062,104
Hearthside Food Solutions LLC, Term Loan, 4.50%, 4/07/21		675	677,248
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		1,042	1,052,546
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/20		1,188	1,181,003
Reddy Ice Corp.:
1st Lien Term Loan, 6.75% - 7.75%, 5/01/19		1,475	1,445,598
2nd Lien Term Loan, 10.75%, 11/01/19		1,380	1,269,600

			10,188,866

Health Care Equipment & Supplies — 2.3%
Arysta LifeScience Corp.:
1st Lien Term Loan, 4.50%, 5/29/20		1,474	1,475,085
2nd Lien Term Loan, 8.25%, 11/30/20		530	535,300
Biomet, Inc., Term Loan B2, 3.65% - 3.73%, 7/25/17		1,236	1,236,947
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		548	545,814
DJO Finance LLC, 2017 Term Loan, 4.25%, 9/15/17		1,701	1,703,818

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	14

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Health Care Equipment & Supplies (concluded)
Fresenius SE & Co. KGaA, Incremental Term Loan B, 2.57%, 6/30/19	EUR	608	$826,332
The Hologic, Inc., Term Loan B, 3.25%, 8/01/19	USD	1,313	1,309,221
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		635	634,096
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		503	482,736
Millennium Laboratories, Inc., Term Loan B, 5.25%, 4/16/21		1,825	1,835,275
National Vision, Inc.:
1st Lien Term Loan, 4.00%, 3/12/21		1,255	1,236,943
2nd Lien Term Loan, 6.75%, 3/07/22		340	338,725
Onex Carestream Finance LP:
1st Lien Term Loan, 5.00%, 6/07/19		621	622,086
2nd Lien Term Loan, 9.50%, 12/07/19		720	732,352
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 5/07/21		2,175	2,183,439

			15,698,169

Health Care Providers & Services — 2.0%
American Renal Holdings, Inc., 1st Lien Term Loan, 4.50%, 9/20/19		846	845,392
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		474	474,593
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		3,995	4,016,201
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16		1,169	1,170,239
DaVita, Inc., Term Loan B, 4.50%, 10/20/16		1,935	1,934,981
Envision Acquisition Co. LLC, 1st Lien Term Loan, 5.75%, 11/04/20		900	902,726
Genesis HealthCare Corp., Term Loan B, 10.00% - 10.75%, 9/25/17		1,027	1,045,216
Ikaria, Inc.:
1st Lien Term Loan, 5.00%, 2/12/21		540	541,690
2nd Lien Term Loan, 8.75%, 2/14/22		270	273,599
inVentiv Health, Inc.:
Combined Term Loan, 7.50%, 8/04/16		300	301,092

Floating Rate Loan Interests (b)		Par (000)	Value

Health Care Providers & Services (concluded)
inVentiv Health, Inc. (concluded):
Incremental Term Loan B3, 7.75%, 5/15/18	USD	232	$231,646
MPH Acquisition Holdings LLC, Term Loan, 4.00%, 3/31/21		785	779,894
National Mentor Holdings, Inc., Term Loan B, 4.75%, 1/31/21		580	582,175
Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.00%, 6/29/18		596	592,522

			13,691,966

Health Care Technology — 0.1%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		630	625,703

Hotels, Restaurants & Leisure — 5.3%
Bally Technologies, Inc., Term Loan B, 4.25%, 11/25/20		506	507,082
Belmond Interfin Ltd., Term Loan B, 4.00%, 3/21/21		630	631,184
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/17/20		1,257	1,256,855
Caesars Entertainment Operating Co., Inc., Term Loan B7, 9.75%, 3/01/17		3,305	3,269,009
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/12/20		3,912	3,893,448
Caesars Growth Properties Holdings LLC, Term Loan B, 6.25%, 5/08/21		2,350	2,335,618
Diamond Resorts Corp., Term Loan, 5.50%, 4/23/21		1,825	1,836,406
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.25%, 12/28/20		585	592,313
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		1,919	1,911,283
Intrawest ULC, Term Loan, 5.50%, 11/26/20		613	623,431
La Quinta Intermediate Holdings LLC, Term Loan B, 4.00%, 4/14/21		5,085	5,086,271
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		648	647,130
Marina District Finance Co., Inc., Term Loan B, 6.75%, 8/15/18		921	933,313
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		1,072	1,068,656
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		791	790,356

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	15

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Playa Resorts Holding BV, Term Loan B, 4.00%, 8/06/19	USD	721	$722,277
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		398	398,748
Term Loan B, 4.25%, 2/19/19		563	562,875
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		3,150	3,153,621
Travelport LLC:
2nd Lien PIK Term Loan 2, 4.00%, 12/01/16 (f)		1,055	1,063,603
2nd Lien Term Loan 1, 9.50%, 1/29/16		1,178	1,211,449
Refinancing Term Loan, 6.25%, 6/26/19		1,573	1,606,211
Twin River Management Group, Inc., Term Loan B, 5.25%, 11/09/18		1,416	1,409,513

			35,510,652

Household Products — 0.3%
Bass Pro Group LLC, Term Loan, 3.75%, 11/20/19		1,153	1,149,869
Prestige Brands, Inc., Term Loan, 3.75%, 1/31/19		436	434,155
Spectrum Brands, Inc., Term Loan C, 3.50%, 9/04/19		549	547,600

			2,131,624

Independent Power Producers & Energy Traders — 0.4%
Calpine Corp., Term Loan B1, 4.00%, 4/01/18		1,051	1,052,678
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		1,623	1,623,980

			2,676,658

Industrial Conglomerates — 0.3%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		2,355	2,327,820

Insurance — 1.1%
Alliant Holdings I, Inc., Term Loan B, 4.25%, 12/20/19		1,049	1,050,693
Asurion LLC:
2nd Lien Term Loan, 8.50%, 3/03/21		445	456,681
Term Loan B1, 5.00%, 5/24/19		1,500	1,504,977
CNO Financial Group, Inc., Term Loan B2, 3.75%, 9/20/18		1,312	1,310,897
Cooper Gay Swett & Crawford Ltd.:
1st Lien Term Loan, 5.00%, 4/16/20		1,052	1,015,228

Floating Rate Loan Interests (b)		Par (000)	Value

Insurance (concluded)
Cooper Gay Swett & Crawford Ltd. (concluded):
2nd Lien Term Loan, 8.25%, 10/16/20	USD	500	$482,500
Sedgwick, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		1,105	1,086,127
2nd Lien Term Loan, 6.75%, 2/28/22		665	661,915

			7,569,018

Internet Software & Services — 0.9%
Dealertrack Technologies, Inc., Term Loan B, 3.50%, 2/28/21		1,225	1,222,942
Go Daddy Operating Co. LLC, Term Loan B, 4.75%, 5/13/21		1,250	1,254,462
Interactive Data Corp., Term Loan B, 4.75%, 4/30/21		1,450	1,459,976
W3 Co.:
1st Lien Term Loan, 5.75%, 3/13/20		1,030	1,014,156
2nd Lien Term Loan, 9.25%, 9/11/20		404	403,988
Web.com Group, Inc., Term Loan B, 4.50%, 10/27/17		475	476,595

			5,832,119

IT Services — 1.7%
Ceridian Corp., Term Loan B, 4.40%, 5/09/17		1,080	1,080,645
First Data Corp.:
2018 Term Loan, 4.15%, 9/24/18		1,615	1,616,502
Extended 2018 Term Loan B, 4.15%, 3/24/18		7,044	7,042,935
InfoGroup, Inc., Term Loan, 7.50%, 5/25/18		754	667,893
Sungard Availability Services Capital, Inc., Term Loan B, 6.00%, 3/25/19		800	795,000
SunGard Data Systems, Inc., Term Loan E, 4.00%, 3/08/20		379	379,750

			11,582,725

Leisure Equipment & Products — 0.1%
Bauer Performance Sports Ltd., Term Loan B, 4.50%, 4/15/21		575	575,000

Machinery — 1.4%
Alliance Laundry Systems LLC, Refinancing Term Loan, 4.50%, 12/10/18		1,063	1,062,072

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	16

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Machinery (concluded)
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/31/20	USD	458	$458,129
Term Loan B3, 4.25%, 8/28/20		139	138,874
Gardner Denver, Inc., Term Loan:
4.25%, 7/30/20		1,341	1,339,859
4.75%, 7/30/20	EUR	222	303,919
Intelligrated, Inc., 1st Lien Term Loan, 4.50%, 7/30/18	USD	1,084	1,080,128
Mirror Bidco Corp., Term Loan, 4.25%, 12/28/19		1,427	1,423,406
Navistar International Corp., Term Loan B, 5.75%, 8/17/17		525	533,816
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,320	1,316,050
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		576	575,193
Terex Corp., Term Loan, 4.00%, 4/28/17	EUR	175	237,068
Wabash National Corp., Term Loan B, 4.50%, 5/08/19	USD	996	993,068

			9,461,582

Media — 5.1%
Activision Blizzard, Inc., Term Loan B, 3.25%, 10/12/20		1,170	1,169,421
Advanstar Communications, Inc., 2nd Lien Term Loan, 9.50%, 6/06/20		465	471,975
Cengage Learning Acquisitions, Inc.:
1st Lien Term Loan, 7.00%, 3/31/20		2,440	2,470,500
4.75%, 7/03/14 (j)		2,005	—
Charter Communications Operating LLC, Term Loan E, 3.00%, 7/01/20		1,176	1,159,000
Clear Channel Communications, Inc.:
Term Loan B, 3.80%, 1/29/16		316	313,109
Term Loan C, 3.80%, 1/29/16		190	186,730
Term Loan D, 6.90%, 1/30/19		4,063	4,012,725
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20		1,358	1,360,987
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		208	200,934
Hemisphere Media Group, Inc., Term Loan, 6.25%, 7/30/20		888	890,508
Hubbard Radio LLC, Term Loan B, 4.50%, 4/29/19		684	684,498

Floating Rate Loan Interests (b)		Par (000)	Value

Media (concluded)
IMG Worldwide, Inc.:
1st Lien Term Loan, 5.25%, 5/06/21	USD	995	$999,229
2nd Lien Term Loan, 8.25%, 5/01/22		1,065	1,076,321
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		2,514	2,515,832
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.00%, 7/17/20		395	400,431
Live Nation Entertainment, Inc., Term Loan B1, 3.50%, 8/17/20		562	559,831
Media General, Inc., Delayed Draw Term Loan B, 4.25%, 7/31/20		696	698,372
Mediacom Communications Corp., Term Loan F, 2.63%, 1/31/18		780	771,872
NEP/NCP Holdco, Inc.:
2nd Lien Term Loan, 9.50%, 7/22/20		340	349,350
Incremental Term Loan, 4.25%, 1/22/20		1,663	1,660,289
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		1,106	1,107,620
Term Loan B2, 4.50%, 5/21/20		957	958,242
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		997	995,804
Tribune Co., 2013 Term Loan, 4.00%, 12/27/20		1,172	1,171,336
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		2,430	2,422,697
UPC Financing Partnership, Term Loan AG, 4.02%, 3/31/21	EUR	442	605,809
Virgin Media Investment Holdings Ltd.:
Term Loan B, 3.50%, 6/05/20	USD	410	406,585
Term Loan E, 4.25%, 6/05/23	GBP	2,340	3,916,774
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19	USD	732	735,525

			34,272,306

Metals & Mining — 1.2%
Ameriforge Group, Inc.:
1st Lien Term Loan, 5.00%, 12/19/19		938	939,333
2nd Lien Term Loan, 8.75%, 12/19/20		470	474,700
FMG Resources August 2006 Property Ltd., Term Loan B, 3.75%, 6/30/19		1,394	1,391,746
Novelis, Inc., Term Loan, 3.75%, 3/10/17		3,841	3,839,644

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	17

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Metals & Mining (concluded)
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17	USD	1,515	$1,547,390

			8,192,813

Multiline Retail — 1.3%
99 ¢ Only Stores, Term Loan, 4.50%, 1/11/19		783	786,254
Apex Tool Group LLC, Term Loan B, 4.50%, 1/31/20		148	143,992
BJ's Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		588	587,342
2nd Lien Term Loan, 8.50%, 3/26/20		575	591,531
HEMA Holding BV:
Extended 2nd Lien Term Loan, 6.01%, 1/05/18	EUR	2,600	3,266,574
Extended Term Loan B, 4.63%, 12/06/17		323	432,816
Extended Term Loan C, 4.63%, 12/06/17		295	396,372
Hudson's Bay Co., 1st Lien Term Loan, 4.75%, 11/04/20	USD	948	956,184
The Neiman Marcus Group, Inc., Term Loan, 4.25%, 10/26/20		1,647	1,641,795

			8,802,860

Oil, Gas & Consumable Fuels — 1.6%
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/18		1,502	1,477,664
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		488	488,617
EP Energy LLC, Term Loan B3, 3.50%, 5/24/18		1,127	1,124,560
Fieldwood Energy LLC:
1st Lien Term Loan, 3.88%, 9/28/18		468	467,361
2nd Lien Term Loan, 8.38%, 9/30/20		420	431,924
Moxie Patriot LLC, Term Loan B1, 6.75%, 12/18/20		1,645	1,677,900
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,081	1,091,781
Offshore Group Investment Ltd., Term Loan B:
5.00%, 10/25/17		301	299,344
5.75%, 3/28/19		535	531,135
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19		900	918,000
Power Buyer LLC:
1st Lien Term Loan, 4.25%, 5/06/20		269	265,695

Floating Rate Loan Interests (b)		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Power Buyer LLC (concluded):
2nd Lien Term Loan, 8.25%, 11/06/20	USD	275	$272,594
Delayed Draw Term Loan, 4.25%, 5/06/20		14	14,221
Raven Power Finance LLC, Term Loan, 5.25%, 12/19/20		476	482,850
Western Refining, Inc., Term Loan B, 4.25%, 11/12/20		1,017	1,019,149
WTG Holdings III Corp.:
1st Lien Term Loan, 4.75%, 1/15/21		299	299,250
2nd Lien Term Loan, 8.50%, 1/15/22		160	160,400

			11,022,445

Pharmaceuticals — 1.6%
Akorn, Inc., Term Loan B, 4.50%, 4/16/21		885	886,106
Amneal Pharmaceuticals LLC, Term Loan, 5.75% - 7.00%, 11/01/19		607	609,226
Endo Luxembourg Finance Co. I Sarl, Term Loan B, 3.25%, 2/28/21		855	847,878
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.15%, 2/27/21		2,105	2,094,644
JLL/Delta Dutch Newco BV, 2021 Term Loan, 4.25%, 3/11/21		920	909,484
Mallinckrodt International Finance SA, Term Loan B, 3.50%, 3/19/21		795	790,031
Par Pharmaceutical Cos, Inc., Term Loan B2, 4.00%, 9/30/19		1,649	1,641,573
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		1,395	1,395,895
Valeant Pharmaceuticals International, Inc.:
Series C2, Term Loan B, 3.75%, 12/11/19		552	549,647
Series E, Term Loan B, 3.75%, 8/05/20		832	830,339

			10,554,823

Professional Services — 0.6%
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		610	610,018
Intertrust Group Holding BV, 2nd Lien Term Loan, 8.00%, 2/28/22		850	850,000

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	18

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Professional Services (concluded)
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19	USD	1,059	$1,077,838
TriNet Group, Inc., Term Loan B2, 5.00%, 8/14/20		602	605,364
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		1,169	1,156,601

			4,299,821

Real Estate Investment Trusts (REITs) — 0.4%
IStar Financial, Inc., Term Loan, 4.50%, 10/16/17		2,690	2,693,922
Starwood Property Trust, Inc., Term Loan B, 3.50%, 4/17/20		345	342,628

			3,036,550

Real Estate Management & Development — 0.5%
CityCenter Holdings LLC, Term Loan B, 5.00%, 10/16/20		1,032	1,039,082
Realogy Corp.:
Extended Letter of Credit, 4.40%, 10/10/16		101	101,152
Term Loan B, 3.75%, 3/05/20		2,106	2,106,241

			3,246,475

Road & Rail — 0.2%
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		1,015	1,009,925
2nd Lien Term Loan, 7.75%, 9/21/21		675	670,498

			1,680,423

Semiconductors & Semiconductor Equipment — 0.7%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21		3,500	3,508,750
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20		721	721,942
Term Loan B5, 5.00%, 1/15/21		378	379,594

			4,610,286

Software — 1.6%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		843	844,641
Evertec Group LLC, Term Loan B, 3.50%, 4/17/20		462	452,859
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		560	562,800
Term Loan B, 4.25% - 5.50%, 11/01/19		552	551,381

Floating Rate Loan Interests (b)		Par (000)	Value

Software (concluded)
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20	USD	1,135	$1,126,077
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		610	580,263
Kronos Worldwide, Inc., 2014 Term Loan, 4.75%, 2/18/20		235	237,204
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		1,837	1,900,815
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		633	635,262
2nd Lien Term Loan, 8.50%, 10/11/21		1,200	1,224,000
RP Crown Parent LLC, 2013 Term Loan, 6.00%, 12/21/18		911	908,686
Shield Finance Co. Sarl, Term Loan, 5.00%, 1/27/21		340	341,275
Sophia LP, Term Loan B, 4.00%, 7/19/18		852	852,527
Websense, Inc., 2nd Lien Term Loan, 8.25%, 12/24/20		835	838,390

			11,056,180

Specialty Retail — 1.0%
Academy Ltd., Term Loan, 4.50%, 8/03/18		1,720	1,723,037
Burlington Coat Factory Warehouse Corp., Term Loan B2, 4.25%, 2/23/17		191	191,716
Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 4.75%, 7/26/19		522	524,555
Michaels Stores, Inc., Term Loan, 3.75%, 1/28/20		470	469,408
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		2,443	2,426,939
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		895	897,047
Toys 'R' Us-Delaware, Inc., Term Loan B3, 5.25%, 5/25/18		242	187,332

			6,420,034

Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,250	1,237,005
J. Crew Group, Inc., Term Loan B, 4.00% - 5.25%, 3/05/21		640	635,840
Nine West Holdings, Inc.:
Guarantee Term Loan, 6.25%, 3/05/19		555	556,388

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	19

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Textiles, Apparel & Luxury Goods (concluded)
Nine West Holdings, Inc. (concluded):
Term Loan B, 4.75%, 10/08/19	USD	440	$441,377

			2,870,610

Thrifts & Mortgage Finance — 0.1%
IG Investment Holdings LLC, 1st Lien Term Loan, 5.25%, 10/31/19		859	860,199

Wireless Telecommunication Services — 0.2%
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		1,538	1,531,452

Total Floating Rate Loan Interests — 50.0%			337,880,845

Foreign Agency Obligations — 0.5%

Iceland Government International Bond, 5.88%, 5/11/22		3,030	3,318,650

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.6%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 3.19%, 3/25/37 (b)		19	18,628
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 3A4, 5.50%, 11/25/35		5,373	4,672,872
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35		1,368	1,345,068
Series 2006-17, Class A2, 6.00%, 12/25/36		3,011	2,730,692
Series 2007-HY5, Class 3A1, 5.15%, 9/25/37 (b)		1,995	1,865,954
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 2.73%, 10/25/35 (b)		1,904	1,767,176
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (b)(c)		4,162	4,309,335
Morgan Stanley Reremic Trust, Series 2010-R4, Class 4A, REMIC, 0.45%, 2/26/37 (b)(c)		783	778,221

			17,487,946

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities — 7.5%
Banc of America Commercial Mortgage Trust, Series 2007-4, Class A4, 5.95%, 2/10/51 (b)	USD	1,702	$1,902,386
Commercial Mortgage Pass-Through Certificates, Series 2013-LC13, Class D, 5.05%, 8/10/46 (b)(c)		3,530	3,467,713
Commercial Mortgage Trust, Series 2013-LC6:
Class B, 3.74%, 1/10/46		1,110	1,116,390
Class D, 4.29%, 1/10/46 (b)(c)		1,330	1,240,059
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AM, 5.34%, 12/15/39		1,850	2,013,967
Credit Suisse Mortgage Capital Certificates (b):
Series 2007-C2, Class A2, 5.45%, 1/15/49		5	4,989
Series 2007-C4, Class A3, 5.86%, 9/15/39		505	507,420
Series 2007-C5, Class AAB, 5.62%, 9/15/40		1,315	1,399,150
Series 2014-SURF, Class E, 3.26%, 2/15/29 (c)		1,000	1,002,099
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM, 5.82%, 7/10/38 (b)		1,610	1,749,564
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 2/10/46 (c)		1,995	2,008,317
GS Mortgage Securities Trust, Series 2006-GG6, Class AM, 5.60%, 4/10/38 (b)		3,680	3,937,107
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class D, 5.08%, 11/15/45 (b)(c)		1,400	1,369,610
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		908	908,210
Series 2007-CB18, Class A4, 5.44%, 6/12/47		2,110	2,310,562
Series 2007-CB19, Class A4, 5.70%, 2/12/49 (b)		2,140	2,370,078
Series 2012-LC9, Class XA, 1.94%, 12/15/47 (b)		14,845	1,516,686
LB-UBS Commercial Mortgage Trust (b):
Series 2007-C2, Class AM, 5.49%, 2/15/40		2,500	2,681,165

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	20

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
LB-UBS Commercial Mortgage Trust (b) (concluded):
Series 2007-C6, Class A4, 5.86%, 7/15/40	USD	4,567	$4,896,435
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.83%, 6/12/50 (b)		1,548	1,669,294
Talisman Finance PLC, Series 6, Class A, 0.51%, 10/22/16 (b)	EUR	1,766	2,346,478
Titan Europe PLC, Series 2007-1X, Class A, 0.78%, 1/20/17 (b)	GBP	2,548	4,068,416
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.94%, 2/15/51 (b)	USD	2,030	2,229,823
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class B, 4.31%, 8/15/45		1,085	1,143,321
Series 2012-C8, Class C, 4.88%, 8/15/45 (b)		1,395	1,491,480
Series 2014-C20, Class XA, 1.42%, 5/15/47 (b)		15,000	1,213,530
Windermere XI Cmbs PLC, Series XI-X, Class A, 0.77%, 4/24/17 (b)	GBP	49	82,544

			50,646,793

Interest Only Commercial Mortgage-Backed Securities — 0.3%
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA, 2.24%, 11/15/45 (b)(c)	USD	16,630	2,016,167

Total Non-Agency Mortgage-Backed Securities — 10.4%			70,150,906

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 1.0%
Freddie Mac Mortgage-Backed Securities:
Series 3986, Class M, REMIC, 4.50%, 9/15/41		2,531	2,735,595
Series K032, Class A2, 3.31%, 5/25/23 (b)		3,500	3,630,333

			6,365,928

Interest Only Collateralized Mortgage Obligations — 0.9%
Fannie Mae Mortgage-Backed Securities, Series 2012-M9, Class X1, 4.23%, 12/25/17 (b)		19,783	2,322,744

U.S. Government Sponsored Agency Securities		Par (000)	Value

Interest Only Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities, Class X1 (b):
Series K707, 1.55%, 12/25/18	USD	42,772	$2,635,231
Series K710, 1.78%, 5/25/19		13,303	1,000,406

			5,958,381

Mortgage-Backed Securities — 3.7%
Fannie Mae Mortgage-Backed Securities:
3.50%, 8/01/26		8,016	8,497,869
5.00%, 7/01/20 - 8/01/23		6,120	6,545,421
Freddie Mac Mortgage-Backed Securities, 4.50%, 4/01/25		9,400	10,178,542

			25,221,832

Total U.S. Government Sponsored Agency Securities — 5.6%			37,546,141

Other Interests (k)		Beneficial Interest (000)

Auto Components — 0.0%
Lear Corp. Escrow		1,000	8,750

Construction Materials — 0.0%
USI Senior Holdings		6	—

Diversified Financial Services — 0.1%
J.G. Wentworth LLC Preferred Equity Interests (a)(l):
(Acquired 11/18/13, cost $969,588)		14	151,447
(Acquired 11/18/13, cost $969,588)		14	151,447

			302,894

Household Durables — 0.0%
Berkline Benchcraft Equity LLC		3	—

Total Other Interests — 0.1%			311,644

Preferred Securities

Capital Trusts		Par (000)

Capital Markets — 0.3%
The Goldman Sachs Group, Inc., Series L, 5.70% (b)(e)(m)		1,920	2,016,000

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	21

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Capital Trusts		Par (000)	Value

Commercial Banks — 0.5%
Wachovia Capital Trust III, 5.57% (b)(e)(m)	USD	3,365	$3,280,875

Diversified Financial Services — 1.7%
Bank of America Corp., Series U, 5.20% (b)(e)(m)		1,250	1,209,376
Barclays PLC, 8.00% (b)(m)		600	885,254
Citigroup, Inc., 5.95% (b)(e)(m)		1,370	1,380,275
JPMorgan Chase & Co., Series U, 6.13% (b)(e)(m)		6,690	6,740,175
Morgan Stanley, Series H, 5.45% (b)(e)(m)		1,426	1,475,910

			11,690,990

Insurance — 3.4%
The Allstate Corp., 6.13%, 5/15/67 (b)(e)		3,000	3,202,500
AXA SA, 6.46% (b)(c)(e)(m)		1,625	1,748,500
Genworth Holdings, Inc., 6.15%, 11/15/66 (b)(e)		1,850	1,743,625
ING US, Inc., 5.65%, 5/15/53 (b)		3,500	3,548,125
Liberty Mutual Group, Inc. (c):
7.00%, 3/07/67 (b)(e)		1,575	1,669,500
7.80%, 3/07/87		1,500	1,770,000
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (b)(e)		2,500	2,959,375
Prudential Financial, Inc., 5.63%, 6/15/43 (b)(e)		3,250	3,420,625
Swiss Re Capital I LP, 6.85% (b)(c)(e)(m)		3,000	3,210,000

			23,272,250

Total Capital Trusts — 5.9%			40,260,115

Preferred Stocks		Shares

Capital Markets — 0.1%
SCE Trust III, 5.75% (b)		21,200	570,916

Diversified Financial Services — 0.0%
Ally Financial, Inc., Series A, 8.50% (b)		8,657	239,453

Total Preferred Stocks — 0.1%			810,369

Trust Preferreds — 0.5%

Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)		124,413	3,362,147

			Value

Total Preferred Securities — 6.5%			$44,432,631

Warrants (n) — 0.0%		Shares

Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		3,100	12,798

Total Long-Term Investments (Cost — $915,058,971) — 138.6%			936,338,539

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (o)(p)		1,821,902	1,821,902

Total Short-Term Securities (Cost — $1,821,902) — 0.3%			1,821,902

Options Purchased

(Cost — $246,671) — 0.0%			128,350

Total Investments Before Options Written (Cost — $917,127,544*) — 138.9%			938,288,791

Options Written

(Premiums Received — $187,000) — (0.0)%			$(227,134)

Total Investments, Net of Options Written — 138.9%			938,061,657
Liabilities in Excess of Other Assets — (38.9)%			(262,492,680)

Net Assets — 100.0%			$675,568,977

*			As of May 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost			$919,018,204
Gross unrealized appreciation			$36,671,232
Gross unrealized depreciation			(17,400,645)
Net unrealized appreciation			$19,270,587

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	22

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Notes to Consolidated Schedule of Investments
(a)	Non-income producing security.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Barclays Capital, Inc.	$314,006	$3,006
Citigroup Global Markets, Inc.	$2,037,849	—
Credit Suisse Securities (USA) LLC	$1,041,751	$19,387
Deutsche Bank Securities, Inc.	$661,550	$8,188
Morgan Stanley & Co. LLC	$1,435,825	$15,825
Wells Fargo Securities, LLC	$209,605	$3,605

(e)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Convertible security.
(h)	Zero-coupon bond.
(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(j)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)	Restricted security as to resale. As of report date, the Trust held 0.1% of its net assets, with a current value of $298,347 in this security.
(m)	Security is perpetual in nature and has no stated maturity date.
(n)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(o)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at May 31, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,184,093	637,809	1,821,902	$2,216

(p)	Represents the current yield as of report date.

Portfolio Abbreviations

ABS	Asset-Backed Security
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
EUR	Euro
GBP	British Pound
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
PIK	Payment-In-Kind
REMIC	Real Estate Mortgage Investment Conduit

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	23

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

SGD	Singapore Dollar
USD	U.S. Dollar

•	Reverse repurchase agreements outstanding as of May 31, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Credit Suisse Securities (USA) LLC	0.40%	3/07/13	Open	$1,503,125	$1,510,657
Credit Suisse Securities (USA) LLC	0.35%	3/22/13	Open	1,496,075	1,502,431
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	243,800	244,805
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	5,701,069	5,724,570
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,233,600	1,238,685
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,277,250	1,282,515
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	2,861,250	2,873,045
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	3,119,100	3,131,958
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	2,958,750	2,970,947
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	3,213,750	3,226,998
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	3,695,000	3,710,232
Credit Suisse Securities (USA) LLC	0.40%	5/30/13	Open	720,960	723,908
Barclays Capital, Inc.	0.44%	6/21/13	Open	1,109,299	1,113,990
Barclays Capital, Inc.	0.60%	6/24/13	Open	1,731,221	1,741,118
Barclays Capital, Inc.	0.60%	6/24/13	Open	488,876	491,671
BNP Paribas Securities Corp.	0.34%	9/18/13	Open	13,065,000	13,096,712
Barclays Capital, Inc.	0.60%	9/27/13	Open	1,189,125	1,194,040
Barclays Capital, Inc.	0.60%	10/15/13	Open	893,525	896,950
Barclays Capital, Inc.	0.60%	10/15/13	Open	919,755	923,281
Barclays Capital, Inc.	0.60%	10/16/13	Open	803,937	807,006
Barclays Capital, Inc.	0.60%	10/17/13	Open	728,012	730,779
Barclays Capital, Inc.	0.60%	10/17/13	Open	682,594	685,188
Barclays Capital, Inc.	0.60%	10/17/13	Open	875,600	878,927
Barclays Capital, Inc.	0.60%	10/17/13	Open	1,215,287	1,219,906
Barclays Capital, Inc.	0.60%	10/21/13	Open	676,000	678,512
Barclays Capital, Inc.	0.60%	10/22/13	Open	845,434	848,576
Barclays Capital, Inc.	0.60%	10/22/13	Open	1,023,231	1,027,034
Barclays Capital, Inc.	0.60%	10/22/13	Open	788,400	791,330
Barclays Capital, Inc.	0.60%	11/15/13	Open	2,067,975	2,074,834
Barclays Capital, Inc.	0.60%	11/15/13	Open	1,356,787	1,361,288
Barclays Capital, Inc.	0.60%	11/15/13	Open	1,291,249	1,295,531
Barclays Capital, Inc.	0.60%	11/15/13	Open	1,283,400	1,287,657
Barclays Capital, Inc.	0.55%	11/18/13	Open	1,313,488	1,317,421
Deutsche Bank Securities, Inc.	0.60%	11/27/13	Open	1,227,000	1,230,783
Deutsche Bank Securities, Inc.	0.60%	11/27/13	Open	1,538,000	1,542,742
Deutsche Bank Securities, Inc.	0.60%	11/27/13	Open	2,602,000	2,610,023
Deutsche Bank Securities, Inc.	0.60%	11/27/13	Open	834,000	836,571
Deutsche Bank Securities, Inc.	0.60%	12/12/13	Open	723,000	725,073
Deutsche Bank Securities, Inc.	0.60%	12/12/13	Open	564,000	565,617
Deutsche Bank Securities, Inc.	0.60%	12/12/13	Open	549,000	550,574
Deutsche Bank Securities, Inc.	0.60%	12/12/13	Open	727,000	729,084
Deutsche Bank Securities, Inc.	0.60%	12/12/13	Open	1,323,000	1,326,793
Deutsche Bank Securities, Inc.	0.59%	12/16/13	Open	412,000	413,134
Deutsche Bank Securities, Inc.	0.58%	12/18/13	Open	996,000	998,648
Deutsche Bank Securities, Inc.	0.60%	12/18/13	Open	1,030,000	1,032,832
Deutsche Bank Securities, Inc.	0.60%	12/18/13	Open	865,000	867,379
Deutsche Bank Securities, Inc.	0.60%	12/18/13	Open	1,222,000	1,225,360
Deutsche Bank Securities, Inc.	0.50%	12/27/13	Open	1,416,000	1,419,029

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	24

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Reverse repurchase agreements outstanding as of May 31, 2014 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Deutsche Bank Securities, Inc.	0.55%	12/27/13	Open	$973,000	$975,289
Deutsche Bank Securities, Inc.	0.55%	12/27/13	Open	296,000	296,696
Deutsche Bank Securities, Inc.	0.58%	12/27/13	Open	300,000	300,744
Deutsche Bank Securities, Inc.	0.58%	12/27/13	Open	1,450,000	1,453,598
Deutsche Bank Securities, Inc.	0.58%	12/27/13	Open	593,000	594,471
Deutsche Bank Securities, Inc.	0.58%	12/27/13	Open	945,000	947,345
Deutsche Bank Securities, Inc.	0.58%	12/27/13	Open	357,000	357,886
Deutsche Bank Securities, Inc.	0.58%	12/27/13	Open	1,228,000	1,231,047
Deutsche Bank Securities, Inc.	0.60%	12/27/13	Open	1,898,000	1,902,872
Deutsche Bank Securities, Inc.	0.60%	12/27/13	Open	820,000	822,105
Deutsche Bank Securities, Inc.	0.58%	2/03/14	Open	2,254,981	2,259,304
HSBC Securities (USA), Inc.	0.55%	2/26/14	Open	2,515,741	2,519,430
Barclays Capital, Inc.	0.35%	2/28/14	Open	3,109,000	3,111,841
Barclays Capital, Inc.	0.35%	2/28/14	Open	3,202,000	3,204,926
Barclays Capital, Inc.	0.35%	2/28/14	Open	1,929,000	1,930,763
Barclays Capital, Inc.	0.60%	2/28/14	Open	935,000	936,465
Deutsche Bank Securities, Inc.	0.55%	2/28/14	Open	1,894,000	1,896,720
Deutsche Bank Securities, Inc.	0.55%	2/28/14	Open	474,000	474,681
Deutsche Bank Securities, Inc.	0.55%	2/28/14	Open	2,862,000	2,866,110
Deutsche Bank Securities, Inc.	0.55%	2/28/14	Open	1,073,000	1,074,541
Deutsche Bank Securities, Inc.	0.55%	3/10/14	Open	349,000	349,448
HSBC Securities (USA), Inc.	0.38%	3/10/14	Open	6,339,571	6,345,193
Barclays Capital, Inc.	0.60%	3/11/14	Open	629,879	630,751
Deutsche Bank Securities, Inc.	0.60%	3/20/14	Open	686,000	686,846
Deutsche Bank Securities, Inc.	(0.25%)	4/16/14	Open	700,000	699,776
Deutsche Bank Securities, Inc.	0.55%	4/16/14	Open	500,000	500,351
Deutsche Bank Securities, Inc.	0.55%	4/16/14	Open	1,500,000	1,501,054
Deutsche Bank Securities, Inc.	0.55%	4/16/14	Open	1,000,000	1,000,703
Deutsche Bank Securities, Inc.	0.55%	4/16/14	Open	800,000	800,562
Deutsche Bank Securities, Inc.	0.55%	4/16/14	Open	2,100,000	2,101,476
Deutsche Bank Securities, Inc.	0.55%	4/16/14	Open	900,000	900,632
Deutsche Bank Securities, Inc.	0.55%	4/16/14	Open	500,000	500,351
Deutsche Bank Securities, Inc.	0.55%	4/16/14	Open	500,000	500,351
Deutsche Bank Securities, Inc.	0.55%	4/16/14	Open	1,300,000	1,300,914
Deutsche Bank Securities, Inc.	0.55%	4/16/14	Open	900,000	900,632
Deutsche Bank Securities, Inc.	0.55%	4/16/14	Open	2,000,000	2,001,406
Deutsche Bank Securities, Inc.	0.55%	4/16/14	Open	1,200,000	1,200,843
Deutsche Bank Securities, Inc.	0.55%	4/16/14	Open	500,000	500,351
Deutsche Bank Securities, Inc.	0.55%	4/16/14	Open	600,000	600,422
Deutsche Bank Securities, Inc.	0.55%	4/16/14	Open	100,000	100,070
Deutsche Bank Securities, Inc.	0.58%	4/16/14	Open	1,200,000	1,200,889
Deutsche Bank Securities, Inc.	0.58%	4/16/14	Open	500,000	500,371
Deutsche Bank Securities, Inc.	0.58%	4/16/14	Open	1,600,000	1,601,186
Deutsche Bank Securities, Inc.	0.58%	4/16/14	Open	2,400,000	2,401,779
Deutsche Bank Securities, Inc.	0.58%	4/16/14	Open	1,500,000	1,501,112
Deutsche Bank Securities, Inc.	0.60%	4/16/14	Open	1,500,000	1,501,150
Deutsche Bank Securities, Inc.	0.60%	4/16/14	Open	500,000	500,383
Deutsche Bank Securities, Inc.	0.60%	4/16/14	Open	900,000	900,690
Deutsche Bank Securities, Inc.	0.60%	4/16/14	Open	600,000	600,460
Barclays Capital, Inc.	0.60%	4/17/14	Open	611,000	611,428

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	25

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Reverse repurchase agreements outstanding as of May 31, 2014 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Barclays Capital, Inc.	0.60%	4/17/14	Open	$1,633,000	$1,634,143
Barclays Capital, Inc.	0.60%	4/17/14	Open	286,000	286,200
Barclays Capital, Inc.	0.60%	4/17/14	Open	278,000	278,195
Barclays Capital, Inc.	0.60%	4/17/14	Open	960,000	960,672
Barclays Capital, Inc.	0.60%	4/17/14	Open	502,000	502,351
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	899,000	899,564
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	593,000	593,372
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	768,000	768,482
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	2,075,000	2,076,303
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	848,000	848,532
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	945,000	945,593
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	1,498,000	1,498,941
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	1,014,000	1,014,637
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	1,539,000	1,539,966
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	3,185,000	3,187,109
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	1,244,000	1,244,824
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	805,000	805,533
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	142,000	142,094
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	705,000	705,467
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	715,000	715,473
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	354,000	354,234
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	467,000	467,309
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	1,039,000	1,039,688
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	1,180,000	1,180,781
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	313,000	313,207
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	200,000	200,132
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	3,194,000	3,196,115
Deutsche Bank Securities, Inc.	0.58%	4/29/14	Open	516,000	516,283
HSBC Securities (USA), Inc.	0.55%	5/09/14	Open	1,125,644	1,126,056
UBS Securities LLC	1.00%	5/09/14	Open	879,513	878,926
Deutsche Bank Securities, Inc.	0.55%	5/13/14	Open	2,377,000	2,377,690
Deutsche Bank Securities, Inc.	0.55%	5/13/14	Open	412,000	412,120
Deutsche Bank Securities, Inc.	0.56%	5/13/14	Open	1,018,000	1,018,301
Deutsche Bank Securities, Inc.	0.58%	5/13/14	Open	580,000	580,178
Deutsche Bank Securities, Inc.	0.58%	5/13/14	Open	1,523,000	1,523,466
Deutsche Bank Securities, Inc.	0.58%	5/13/14	Open	1,460,000	1,460,447
Deutsche Bank Securities, Inc.	0.58%	5/13/14	Open	2,194,000	2,194,672
Deutsche Bank Securities, Inc.	0.58%	5/13/14	Open	1,370,000	1,370,419
Deutsche Bank Securities, Inc.	0.58%	5/13/14	Open	166,000	166,051
Deutsche Bank Securities, Inc.	0.58%	5/13/14	Open	2,227,000	2,227,682
Deutsche Bank Securities, Inc.	0.58%	5/13/14	Open	1,573,000	1,573,482
Deutsche Bank Securities, Inc.	0.58%	5/13/14	Open	804,000	804,246
Deutsche Bank Securities, Inc.	0.58%	5/13/14	Open	973,000	973,298
Deutsche Bank Securities, Inc.	0.58%	5/13/14	Open	1,178,000	1,178,361
Deutsche Bank Securities, Inc.	0.58%	5/13/14	Open	627,000	627,192
Deutsche Bank Securities, Inc.	0.59%	5/13/14	Open	841,000	841,262
Deutsche Bank Securities, Inc.	0.59%	5/13/14	Open	392,000	392,122
Deutsche Bank Securities, Inc.	0.59%	5/13/14	Open	810,000	810,252
Deutsche Bank Securities, Inc.	0.59%	5/13/14	Open	827,000	827,258
Deutsche Bank Securities, Inc.	0.60%	5/13/14	Open	933,000	933,295

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	26

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Reverse repurchase agreements outstanding as of May 31, 2014 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Deutsche Bank Securities, Inc.	0.60%	5/13/14	Open	$2,291,000	$2,291,725
Deutsche Bank Securities, Inc.	0.60%	5/13/14	Open	2,946,000	2,946,933
Deutsche Bank Securities, Inc.	0.60%	5/13/14	Open	1,049,000	1,049,332
UBS Securities LLC	0.34%	5/13/14	Open	3,277,000	3,277,588
UBS Securities LLC	0.35%	5/13/14	Open	1,693,000	1,693,313
UBS Securities LLC	0.45%	5/13/14	Open	811,000	811,193
UBS Securities LLC	(0.50%)	5/13/14	Open	980,000	979,741
UBS Securities LLC	0.55%	5/13/14	Open	2,171,000	2,171,630
UBS Securities LLC	0.55%	5/13/14	Open	2,326,000	2,326,675
UBS Securities LLC	0.55%	5/13/14	Open	371,000	371,108
UBS Securities LLC	0.55%	5/13/14	Open	788,000	788,229
UBS Securities LLC	0.60%	5/13/14	Open	2,880,000	2,880,912
UBS Securities LLC	0.65%	5/13/14	Open	574,000	574,197
BNP Paribas Securities Corp.	0.12%	5/14/14	6/07/14	24,401,000	24,403,189
Barclays Capital, Inc.	0.40%	5/14/14	Open	3,311,000	3,311,662
Barclays Capital, Inc.	0.60%	5/14/14	Open	317,000	317,054
Barclays Capital, Inc.	(3.00%)	5/20/14	Open	280,500	280,219
Deutsche Bank Securities, Inc.	0.40%	5/23/14	Open	3,352,000	3,352,372
Deutsche Bank Securities, Inc.	0.55%	5/23/14	Open	1,291,000	1,291,197
Deutsche Bank Securities, Inc.	0.60%	5/27/14	Open	700,000	700,070
Barclays Capital, Inc.	0.60%	5/28/14	Open	2,594,000	2,594,216
Barclays Capital, Inc.	0.60%	5/28/14	Open	1,699,000	1,699,142
Barclays Capital, Inc.	0.60%	5/28/14	Open	1,244,000	1,244,104
RBC Capital Markets LLC	0.65%	5/30/14	Open	919,220	919,220
RBC Capital Markets LLC	0.65%	5/30/14	Open	362,520	362,540
Total				$256,739,493	$257,124,095

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of May 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

220	2-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$48,348,438	$14,360
(256)	5-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$30,658,000	(13,727)
(115)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$14,434,297	15,150
(7)	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	September 2014	$1,051,969	(6,606)

Total					$9,177

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	27

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Forward foreign currency exchange contracts outstanding as of May 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	2,500,000	USD	3,465,890	BNP Paribas S.A.	7/23/14	$(58,153)
GBP	2,000,000	USD	3,358,972	Bank of America N.A.	7/23/14	(7,860)
USD	1,551,502	CAD	1,707,000	Deutsche Bank AG	7/23/14	(20,860)
USD	32,225,347	EUR	23,316,000	Barclays Bank PLC	7/23/14	443,424
USD	423,608	EUR	308,000	Barclays Bank PLC	7/23/14	3,775
USD	826,007	EUR	600,000	BNP Paribas S.A.	7/23/14	8,150
USD	274,623	EUR	202,000	Deutsche Bank AG	7/23/14	(722)
USD	138,120	EUR	100,000	Goldman Sachs Bank USA	7/23/14	1,811
USD	137,711	EUR	101,000	The Toronto-Dominion Bank	7/23/14	38
USD	48,264,232	GBP	28,729,000	Barclays Bank PLC	7/23/14	127,180
USD	678,364	GBP	400,000	Barclays Bank PLC	7/23/14	8,142
USD	80,832	GBP	48,000	Goldman Sachs Bank USA	7/23/14	406
Total						$505,331

•	OTC options purchased as of May 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD 942.86	12/14/19	46	—

•	OTC interest rate swaptions purchased as of May 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
10-Year Interest Rate Swap	Credit Suisse Securities (USA) LLC	Call	2.40%	Receive	3-month LIBOR	9/02/14	$18,700	$70,778
10-Year Interest Rate Swap	Credit Suisse Securities (USA) LLC	Put	3.45%	Pay	3-month LIBOR	9/02/14	$112,200	57,572
Total								$128,350

•	OTC interest rate swaptions written as of May 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Credit Suisse Securities (USA) LLC	Call	2.60%	Pay	3-month LIBOR	9/02/14	USD	18,700	$(184,387)
10-Year Interest Rate Swap	Credit Suisse Securities (USA) LLC	Put	3.10%	Receive	3-month LIBOR	9/02/14	USD	18,700	(42,747)
Total									$(227,134)

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	28

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	OTC credit default swaps – buy protection outstanding as of May 31, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1	$(11)	$10	$(21)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(11)	11	(22)
Total						$(22)	$21	$(43)

•	OTC credit default swaps – sold protection outstanding as of May 31, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Depreciation
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	9/20/15	C	USD	470	$(102,110)	$(70,319)	$(31,791)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	C	USD	357	(89,652)	(62,026)	(27,626)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	C	USD	172	(43,160)	(26,759)	(16,401)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	12/20/15	C	USD	382	(95,976)	(36,884)	(59,092)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	C	USD	626	(156,980)	(121,702)	(35,278)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	C	USD	145	(36,374)	(24,445)	(11,929)
Caesars Entertainment Operating Co., Inc.	5.00%	UBS AG	12/20/15	C	USD	840	(210,782)	(122,818)	(87,964)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	C	USD	75	(21,279)	(11,244)	(10,035)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	C	USD	72	(20,569)	(9,649)	(10,920)

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	29

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	OTC credit default swaps – sold protection outstanding as of May 31, 2014 were as follows (continued):

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Depreciation
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	C	USD	79	$(22,376)	$(10,725)	$(11,651)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	C	USD	135	(38,372)	(16,948)	(21,424)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	C	USD	247	(70,390)	(41,830)	(28,560)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	C	USD	247	(70,390)	(41,830)	(28,560)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	C	USD	739	(210,731)	(119,359)	(91,372)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	C	USD	165	(47,117)	(25,375)	(21,742)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	C	USD	634	(180,695)	(78,585)	(102,110)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/16	C	USD	82	(23,427)	(11,914)	(11,513)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	6/20/16	C	USD	440	(140,800)	(62,131)	(78,669)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	C	USD	499	(159,775)	(91,873)	(67,902)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	C	USD	970	(310,399)	(172,853)	(137,546)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/16	C	USD	412	(131,723)	(61,363)	(70,360)

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	30

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	OTC credit default swaps – sold protection outstanding as of May 31, 2014 were as follows (concluded):

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Depreciation
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	9/20/16	C	USD	330	$(117,486)	$(85,696)	$(31,790)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	9/20/16	C	USD	1,710	(608,642)	(294,660)	(313,982)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/17	C	USD	72	(30,921)	(16,528)	(14,393)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	C	USD	453	(193,889)	(98,894)	(94,995)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	C	USD	147	(62,958)	(34,155)	(28,803)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	6/20/17	C	USD	635	(295,962)	(150,479)	(145,483)
Total							$(3,492,935)	$(1,901,044)	$(1,591,891)

[1] Using Standard & Poor’s rating of the issuer.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	31

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks	$71,057	$5,324,812	$3,687,442	$9,083,311
Asset-Backed Securities	—	27,637,612	5,383,986	33,021,598
Corporate Bonds	—	392,644,814	7,935,201	400,580,015
Floating Rate Loan Interests	—	302,421,220	35,459,625	337,880,845
Foreign Agency Obligations	—	3,318,650	—	3,318,650
Non-Agency Mortgage-Backed Securities	—	70,150,906	—	70,150,906
U.S. Government Sponsored Agency Securities	—	37,546,141	—	37,546,141
Other Interests	302,894	—	8,750	311,644
Preferred Securities	4,172,516	40,260,115	—	44,432,631
Warrants	—	12,798	—	12,798
Short-Term Securities	1,821,902	—	—	1,821,902
Options Purchased:
Interest Rate Contracts	—	128,350	—	128,350
Unfunded Loan Commitments	—	8,071	—	8,071
Liabilities:
Unfunded Loan Commitments	—	(1,713)	—	(1,713)
Total	$6,368,369	$879,451,776	$52,475,004	$938,295,149

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	32

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$29,510	—	—	$29,510
Foreign currency exchange contracts	—	$592,926	—	592,926
Liabilities:
Interest rate contracts	(20,333)	(227,134)	—	(247,467)
Foreign currency exchange contracts	—	(87,595)	—	(87,595)
Credit contracts	—	(1,591,934)	—	(1,591,934)
Total	$9,177	$(1,313,737)	—	$(1,304,560)

[1]	Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of May 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$1,096,490	—	—	$1,096,490
Cash pledged as collateral for OTC derivatives	1,810,000	—	—	1,810,000
Cash pledged for financial futures contracts	378,500	—	—	378,500
Foreign currency at value	103,691	—	—	103,691
Liabilities:
Cash received as collateral for reverse repurchase agreements	(540,000)	—	—	(540,000)
Reverse repurchase agreements	—	$(257,124,095)	—	(257,124,095)
Total	$2,848,681	$(257,124,095)	—	$(254,275,414)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2014.

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	33

Consolidated Schedule of Investments (concluded)	BlackRock Limited Duration Income Trust (BLW)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total
Assets:
Opening Balance, as of August 31, 2013	$3,050,139	$26,050,547	$7,930,102	$42,689,763	$537,766	$80,258,317
Transfers into Level 3[1]		—	—	14,028,502	—	14,028,502
Transfers out of Level 3[2]		(11,045,689)	—	(13,196,213)	—	(24,241,902)
Accrued discounts/premiums	—	(693,247)	—	76,839	—	(616,408)
Net realized gain	—	136,568	1,798	71,523	—	209,889
Net change in unrealized appreciation/depreciation[3]	637,303	646,328	5,099	(97,673)	2,508,765	3,699,822
Purchases	—	3,652,099	—	12,872,269	—	16,524,368
Sales	—	(13,362,620)	(1,798)	(20,985,385)	(3,037,781)	(37,387,584)
Closing Balance, as of May 31, 2014	$3,687,442	$5,383,986	$7,935,201	$35,459,625	$8,750	$52,475,004
Net change in unrealized appreciation/depreciation on investments still held at May 31, 2014[3]	$637,303	$656,243	$6,825	$26,233	$3,750	$1,330,354

[1]	As of August 31, 2013, the Trust used observable inputs in determining the value of certain investments. As of May 31, 2014, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $14,028,502 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	As of August 31, 2013, the Trust used significant unobservable inputs in determining the value of certain investments. As of May 31, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $24,241,902 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[3]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at May 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2014	34

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Limited Duration Income Trust

Date: July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Limited Duration Income Trust

Date: July 23, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Limited Duration Income Trust

Date: July 23, 2014